Pension and Other Postretirement Benefits (Funded Status and Amounts Recognized in Accumulated Other Comprehensive Income (Loss) on the Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain	$ (1,583)	$ (1,827)
Net prior service cost	(6)	(7)
Share of equity investee	(2)	(1)
Net amount recognized in accumulated other comprehensive income (loss) before tax	(1,591)	(1,835)
Deferred income taxes	606	725
Net amount recognized in accumulated other comprehensive income (loss)	(985)	(1,110)
Accumulated benefit obligation for all defined benefit pension plans	3,960	4,590
Postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain	189	230
Net prior service cost	0	0
Share of equity investee	0	0
Net amount recognized in accumulated other comprehensive income (loss) before tax	189	230
Deferred income taxes	(25)	(38)
Net amount recognized in accumulated other comprehensive income (loss)	$ 164	$ 192